UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2002
                                                 ----------------------

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):          [  ]     is a restatement,
                                          [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CJ Capital Management, LLC
          ----------------------------------------------------------------------
Address:  230 S. Bemiston, Suite 1400
          ----------------------------------------------------------------------
          St. Louis, Missouri 63105
          ----------------------------------------------------------------------


Form 13F File Number:       28-10055
                            --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  --------------------------------------------------------------

         Title:   President
                  --------------------------------------------------------------

         Phone:   (314) 863-0755
                  --------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper           St. Louis, Missouri
         ----------------------------   -------------------    -----------------
         [Signature]                    [City, State]          [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                      -0-

         Form 13F Information Table Entry Total:                  75
                                                              -------

         Form 13F Information Table Value Total:              $67,432
                                                              =======

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.


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

                           FORM 13F INFORMATION TABLE

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Column 1           Column 2     Column 3        Column 4           Column 5        Column 6    Column 7          Column 8
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Names of           Title of                      Value       Shrs or  Sh/   Pct/  Investment    Other       Sole   Shared   None
Issuer              Class         CUSIP         [X$1000]     Prn Amt  Prn   Call  Discretion   Managers
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
3 M Company        Common       604059105       1,012         9,200     Sh            Sole                  9,200
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Alloy Inc          Common       019855105          85        10,200     Sh            Sole                 10,200
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American
Express Co         Common       025816109       1,431        45,889     Sh            Sole                 45,889
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American Intl.
Group Inc          Common       026874107         672        12,293     Sh            Sole                 12,293
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American Std
Cos Inc            Common       029712106         207         3,250     Sh            Sole                  3,250
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Amgen Inc          Common       031162100         593        14,230     Sh            Sole                 14,230
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Analog Devices
Inc                Common       032654105         352        17,850     Sh            Sole                 17,850
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Anheuser Busch
Cos Inc            Common       035229103      14,978       296,000     Sh            Sole                296,000
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Applied Matls
Inc                Common       038222105         526        45,550     Sh            Sole                 45,550
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Automatic Data
Processing Inc     Common       053015103         474        13,630     Sh            Sole                 13,630
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Axeda Systems
Inc                Common       054959101         193       296,886     Sh            Sole                296,886
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Bank of America
Corporation        Common       060505104         545         8,542     Sh            Sole                  8,542
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Berkshire
Hathaway Inc
Del                CLB          084670207       1,388           563     Sh            Sole                    563
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Boeing Co          Common       097023105         567        16,597     Sh            Sole                 16,597
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BP PLC             Sponsored
                   ADR          055622104         544        13,642     Sh            Sole                 13,642
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Brinker
International Inc. Common       10964110          414        16,000     Sh            Sole                 16,000
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Bristol Myers
Squibb Co          Common       110122108         405        17,010     Sh            Sole                 17,010
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Chevrontexaco
Corp               Common       166764100         267         3,850     Sh            Sole                  3,850
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Cisco Sys Inc      Common       17275R102       1,668       159,124     Sh            Sole                159,124
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Citigroup Inc      Common       172967101         464        15,660     Sh            Sole                 15,660
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Coca Cola Co       Common       191216100         324         6,750     Sh            Sole                  6,750
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Colgate
Palmolive Co       Common       194162103         297         5,500     Sh            Sole                  5,500
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ConocoPhillips     Common       20825C104         211         4,569     Sh            Sole                  4,569
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Danaher Corp
Del                Common       235851102         560         9,845     Sh            Sole                  9,845
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Disney Walt Co     Common       254687106       1,039        68,650     Sh            Sole                 68,650
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Emerson Elec Co    Common       291011104         938        21,358     Sh            Sole                 21,358
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Exxon Mobil
Corp               Common       30231G102       2,329        73,016     Sh            Sole                 73,016
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Federal Natl
Mtg Assn           Common       313586109         387         6,500     Sh            Sole                  6,500
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FedEx Corp         Common       31428X106         505        10,100     Sh            Sole                 10,100
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Federal Home
Ln Mtg Corp        Common       313400301       1,509        27,000     Sh            Sole                 27,000
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Gannett Co         Common       364730101         491         6,800     Sh            Sole                  6,800
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Gap, Inc.          Common       364760108         110        10,150     Sh            Sole                 10,150
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General
Dynamics Corp      Common       369550108         252         3,100     Sh            Sole                  3,100
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General Elec Co    Common       369604103       2,010        81,560     Sh            Sole                 81,560
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Gillette Co        Common       375766102         676        22,840     Sh            Sole                 22,840
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Glaxosmithkline
PLC                ADR          37733W105         273         7,100     Sh            Sole                  7,100
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Guidant Corp       Common       401698105         304         9,400     Sh            Sole                  9,400
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Hewlett Packard
Co                 Common       428236103         129        11,030     Sh            Sole                 11,030
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Home Depot Inc     Common       437076102       1,437        55,050     Sh            Sole                 55,050
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Honeywell Intl
Inc                Common       438516106         438        20,200     Sh            Sole                 20,200
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Hugoton RTY        Unit Ben
TR TEX             Int          444717102         357        31,000     Sh            Sole                 31,000
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Intel Corp         Common       458140100       1,110        79,895     Sh            Sole                 79,895
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International
Business Machs     Common       459200101         399         6,835     Sh            Sole                  6,835
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Intuit             Common       461202103         273         6,000     Sh            Sole                  6,000
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                   Russell
I Shares           2000         464287655       1,474        20,600     Sh            Sole                 20,600
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Johnson &
Johnson            Common       478160104       2,702        49,960     Sh            Sole                 49,960
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L-3 Comm. Hdgs.    Common       502424104         211         4,000     Sh            Sole                  4,000
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Liberty Media
Corp               Common       530718105          72        10,000     Sh            Sole                 10,000
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Lilly Eli & Co     Common       532457108         766        13,850     Sh            Sole                 13,850
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Marsh & McLennan
Cos Inc            Common       571748102         250         6,000     Sh            Sole                  6,000
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McDonald's Corp    Common       580135101         738        41,763     Sh            Sole                 41,763
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McGraw-Hill
Cos Inc            Common       580645109         753        12,300     Sh            Sole                 12,300
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Medtronic Inc      Common       585055106         840        19,950     Sh            Sole                 19,950
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Merck & Co Inc     Common       589331107       1,763        38,573     Sh            Sole                 38,573
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Microsoft Corp     Common       594918104       1,070        24,462     Sh            Sole                 24,462
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Mirant Corp        Common       604675108          86        38,950     Sh            Sole                 38,950
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Motorola Inc       Common       620076109         552        54,260     Sh            Sole                 54,260
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Oracle Corp        Common       68389X105         312        39,650     Sh            Sole                 39,650
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Pepsico Inc        Common       713448108         517        13,980     Sh            Sole                 13,980
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Pfizer Inc         Common       717081103       2,986       102,894     Sh            Sole                102,894
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Philip Morris
Cos Inc            Common       718154107         341         8,800     Sh            Sole                  8,800
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Procter &
Gamble Co          Common       742718109       1,614        18,058     Sh            Sole                 18,058
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Schering Plough
Corp               Common       806605101         753        35,300     Sh            Sole                 35,300
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Sprint Corp        Com Fon      852061100         325        35,600     Sh            Sole                 35,600
                   Group
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Sprint Corp        PCS Com      852061506          35        17,800     Sh            Sole                 17,800
                   Ser 1
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Sun
Microsystems Inc   Common       866810104          58        22,270     Sh            Sole                 22,270
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Target Corp        Common       87612E106         648        21,950     Sh            Sole                 21,950
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Thermo Electron
Corp               Common       883556102         234        14,500     Sh            Sole                 14,500
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Tyco Intl Ltd      Common       902124106         672        47,651     Sh            Sole                 47,651
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VerticalNet Inc    Common       92532L107          21        22,010     Sh            Sole                 22,010
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Viacom Inc         CLB          925524308         203         5,000     Sh            Sole                  5,000
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Wal-Mart
Stores Inc         Common       931142103       3,001        60,942     Sh            Sole                 60,942
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Walgreen Co        Common       931422109       1,035        33,632     Sh            Sole                 33,632
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Whole Foods
Mkt Inc            Common       966837106         257         6,000     Sh            Sole                  6,000
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